Shareholder Report, Holdings (Details) - American Conservative Values ETF	Jul. 31, 2024
Nvidia Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.94%
Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.87%
Berkshire Hathaway Class B
Holdings [Line Items]
Percent of Net Asset Value	2.81%
Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.02%
Home Depot, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.73%
Costco Wholesale Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.65%
Mastercard, Inc. Class A
Holdings [Line Items]
Percent of Net Asset Value	1.64%
The Procter & Gamble Co.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.55%
COMMUNICATION SERVICES
Holdings [Line Items]
Percent of Net Asset Value	3.53%
CONSUMER DISCRETIONARY
Holdings [Line Items]
Percent of Net Asset Value	10.83%
CONSMER STAPLES
Holdings [Line Items]
Percent of Net Asset Value	7.23%
ENERGY
Holdings [Line Items]
Percent of Net Asset Value	3.78%
FINANCIALS
Holdings [Line Items]
Percent of Net Asset Value	13.56%
HEALTH CARE
Holdings [Line Items]
Percent of Net Asset Value	11.29%
INDUSTRIALS
Holdings [Line Items]
Percent of Net Asset Value	11.07%
INFORMATION TECHNOLOGY - HARDWARE
Holdings [Line Items]
Percent of Net Asset Value	16.38%
INFORMATION TECHNOLOGY - SOFTWARE & SERVICES
Holdings [Line Items]
Percent of Net Asset Value	15.51%
MATERIALS
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%
UTILITIES
Holdings [Line Items]
Percent of Net Asset Value	2.18%